Revenue - Schedule of Revenue From Sale of Commercial Products (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Revenue from commercial products	€ 193,790	€ 55,710	€ 443,480	€ 153,598
SKYTROFA [member]
Disclosure of operating segments [line items]
Revenue from commercial products	50,701	47,249	152,745	138,455
YORVIPATH [member]
Disclosure of operating segments [line items]
Revenue from commercial products	€ 143,089	€ 8,461	€ 290,735	€ 15,143